Shareholders' equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders’ equity	Shareholders’ equity
Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2020, 886,763,531 shares of common stock were outstanding.

Common stock repurchase program

In June 2019, in connection with the Federal Reserve’s non-objection to our 2019 capital plan, BNY Mellon announced a share repurchase plan providing for the repurchase of up to $3.94 billion of common stock starting in the third quarter of 2019 and continuing through the second quarter of 2020.

In March 2020, we and the other members of the Financial Services Forum announced the temporary suspension of share repurchases until the end of the second quarter of 2020 to preserve capital and liquidity in order to further the objective of using capital and liquidity to support clients and customers. In June 2020, the Federal Reserve announced that it required participating Comprehensive Capital Analysis and Review (“CCAR”) firms, including us, to update and resubmit their capital plans and that, as a result, unless otherwise approved by the Federal Reserve, participating firms were not permitted to conduct open market common stock repurchases in the third quarter of 2020. In September 2020, the Federal Reserve extended the limitation on open market common stock repurchases through the fourth quarter of 2020. During the third and fourth quarters of 2020, participating CCAR firms were also subject to limitations on common stock dividends.

In December 2020, the Federal Reserve released the results of the second round of CCAR stress tests during 2020 and extended the restriction on common stock dividends and open market common share repurchases applicable to participating CCAR firms, including us, to the first quarter of 2021, with certain modifications. Under the modified restrictions, the Company must maintain the current dividend rate and may pay common stock dividends and make open market common share repurchases that, in the aggregate, do not exceed an amount equal to the average of its net income for the four preceding calendar quarters. In December 2020, in connection with the Federal Reserve’s release of these results, the Company announced a share repurchase plan approved by its Board of Directors. The 2020 share repurchase program provides for the repurchase of up to approximately $4.451 billion from the third quarter of 2020 through the third quarter of 2021. Any repurchases during that period will be made in a manner consistent with any applicable distribution limitations imposed by the Federal Reserve. This new share repurchase plan replaces all previously authorized share repurchase plans.

The Company has declared its common stock dividend for the first quarter of 2021 and is authorized during the quarter to conduct open market common share repurchases in an amount up to approximately $625 million under the Federal Reserve’s modified distribution limitation.

Share repurchases may be executed through open market repurchases, in privately negotiated transactions or by other means, including through repurchase plans designed to comply with Rule 10b5-1 and other derivative, accelerated share repurchase and other structured transactions. In 2020, we repurchased 21.8 million common shares at an average price of $45.42 per common share for a total of $989 million. At Dec. 31, 2020, the maximum dollar value of shares that can be purchased under the 2020 share repurchase program, including employee benefit plan repurchases, totaled $4.4 billion.
Preferred stock

The Parent has 100 million authorized shares of preferred stock with a par value of $0.01 per share. The following table summarizes the Parent’s preferred stock issued and outstanding at Dec. 31, 2020 and Dec. 31, 2019.

Preferred stock summary (a)		Total shares issued and outstanding		Carrying value (b)
				(in millions)
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
	Per annum dividend rate
Series A	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	5,001	5,001	$500	$500
Series C	5.2%	—	5,825	—	568
Series D	4.50% to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	5,000	5,000	494	494
Series E	4.950% to but excluding June 20, 2020, then a floating rate equal to the three-month LIBOR plus 3.42%	10,000	10,000	990	990
Series F	4.625% to but excluding Sept. 20, 2026, then a floating rate equal to the three-month LIBOR plus 3.131%	10,000	10,000	990	990
Series G	4.700% to but excluding Sept. 20, 2025, then a floating rate equal to the five-year treasury rate plus 4.358%	10,000	—	990	—
Series H	3.700% to but excluding March 20, 2026, then a floating rate equal to the five-year treasury rate plus 3.352%	5,825	—	577	—
Total		45,826	35,826	$4,541	$3,542
(a)    All outstanding preferred stock is noncumulative perpetual preferred stock with a liquidation preference of $100,000 per share.
(b)    The carrying value of the Series C, Series D, Series E, Series F, Series G and Series H preferred stock is recorded net of issuance costs.

Holders of the Series A preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20, June 20, September 20 and December 20. Holders of the Series D preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each June 20 and December 20, to but excluding June 20, 2023; and on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. Holders of the Series E preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each June 20 and December 20, to and including June 20, 2020; and on each March 20, June 20, September 20 and December 20, from and including Sept. 20, 2020. Holders of the Series F preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20 and September 20, to and including Sept. 20, 2026; and on each March 20, June 20, September 20 and December 20, from and including Dec. 20, 2026. Holders of the Series G preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20 and September 20. Holders of the Series H preferred stock are entitled to receive dividends, if declared by the Parent’s Board of Directors, on each March 20, June 20, September 20 and December 20, commencing on March 20, 2021.

BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of the Parent will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period (in the case of dividends) or most recently completed dividend period (in the case of repurchases) of the Series A preferred stock or the last preceding dividend period (in the case of dividends) or most recently completed dividend period (in the case of repurchases) of the Series D, Series E, Series F, Series G and Series H preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, a 100% owned financing subsidiary of the Parent, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. The Parent’s obligations under the trust and other agreements relating to Mellon Capital IV have the effect of providing a full and unconditional guarantee, on a subordinated basis, of payments due on the Normal Preferred Capital Securities. All of the outstanding shares of the Series D, Series E, Series F, Series G and Series H preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series D, Series E, Series F, Series G and Series H preferred stock to the holders of record of their respective depositary shares.

In December 2020, the Parent redeemed all outstanding shares of its Series C preferred stock, $100,000 liquidation preference per share. Deferred fees of approximately $15 million were realized as preferred stock dividends upon redemption.

The table below presents the dividends paid on the Parent’s preferred stock.

Preferred dividends paid
(dollars in millions, except per share amounts)	Depositary shares per share		2020			2019		2018
			Per share	Total dividend		Per share	Total dividend	Per share	Total dividend
Series A	100	(a)	$4,055.55	$20		$4,055.55	$20	$4,055.55	$20
Series C	4,000		5,200.00	46	(b)	5,200.00	31	5,200.00	31
Series D	100		4,500.00	22		4,500.00	22	4,500.00	22
Series E	100		4,359.63	44		4,950.00	50	4,950.00	50
Series F	100		4,625.00	46		4,625.00	46	4,625.00	46
Series G	100		1,579.72	16		N/A	N/A	N/A	N/A
Total				$194			$169		$169
(a)    Represents Normal Preferred Capital Securities.
(b)    Includes deferred fees of approximately $15 million related to the redemption of the Series C preferred stock.
N/A – Not applicable.
Temporary equity

Temporary equity was $176 million at Dec. 31, 2020 and $143 million at Dec. 31, 2019. Temporary equity represents the redemption value recorded for redeemable noncontrolling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable.
apital adequacyRegulators establish certain levels of capital for bank holding companies (“BHCs”) and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our U.S. bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized.” As of Dec. 31, 2020 and Dec. 31, 2019, BNY Mellon and our U.S. bank subsidiaries were “well capitalized.”
The regulatory capital ratios of our consolidated and largest bank subsidiary, The Bank of New York Mellon, are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2020	2019
Consolidated regulatory capital ratios:
Common Equity Tier 1 (“CET1”) ratio	13.1%	11.5%
Tier 1 capital ratio	15.8	13.7
Total capital ratio	16.7	14.4
Tier 1 leverage ratio	6.3	6.6
Supplementary leverage ratio (“SLR”) (b)(c)	8.6	6.1

The Bank of New York Mellon regulatory capital ratios:
CET1 ratio	17.1%	15.1%
Tier 1 capital ratio	17.1	15.1
Total capital ratio	17.3	15.2
Tier 1 leverage ratio	6.4	6.9
SLR (b)	8.5	6.4
(a)    For our CET1, Tier 1 capital and Total capital ratios, our effective capital ratios under U.S. capital rules are the lower of the ratios as calculated under the Standardized and Advanced Approaches, which for the periods noted above was the Advanced Approaches. The Tier 1 leverage ratio is based on Tier 1 capital and quarterly average total assets. For BNY Mellon to qualify as “well capitalized,” its Tier 1 capital and Total capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its CET1, Tier 1 capital, Total capital and Tier 1 leverage ratios must be at least 6.5%, 8%, 10% and 5%, respectively.
(b)    The SLR is based on Tier 1 capital and total leverage exposure, which includes certain off-balance sheet exposures. The SLR at Dec. 31, 2020 reflects the exclusion of certain central bank deposits from total leverage exposure. For The Bank of New York Mellon to qualify as “well capitalized,” its SLR must be at least 6%.
(c)    The consolidated SLR at Dec. 31, 2020 reflects the temporary exclusion of U.S. Treasury securities from the total leverage exposure.

Failure to satisfy regulatory standards, including “well capitalized” status or capital adequacy rules more generally, could result in limitations on our activities and adversely affect our financial condition. If a BHC such as BNY Mellon, or a bank such as The Bank of New York Mellon or BNY Mellon, N.A., fails to qualify as “adequately capitalized,” regulatory sanctions and limitations will be imposed.

The following table presents our capital components and risk-weighted assets (“RWAs”) determined under the Standardized and Advanced Approaches, the average assets used for leverage capital purposes and leverage exposure used for SLR purposes.

Regulatory capital ratio components	Dec. 31,
(in millions)	2020	2019
CET1:
Common shareholders’ equity	$41,260	$37,941
Adjustments for:
Goodwill and intangible assets (a)	(18,697)	(18,725)
Net pension fund assets	(319)	(272)
Equity method investments	(306)	(311)
Deferred tax assets	(54)	(46)
Other	(9)	(47)
Total CET1	21,875	18,540
Other Tier 1 capital:
Preferred stock	4,541	3,542
Other	(106)	(86)
Total Tier 1 capital	$26,310	$21,996

Tier 2 capital:
Subordinated debt	$1,248	$1,248
Allowance for credit losses	490	216
Other	(10)	(11)
Total Tier 2 capital – Standardized Approach	1,728	1,453
Excess of expected credit losses	247	—
Less: Allowance for credit losses	490	216
Total Tier 2 capital – Advanced Approaches	$1,485	$1,237

Total capital:
Standardized Approach	$28,038	$23,449
Advanced Approaches	$27,795	$23,233

Risk-weighted assets:
Standardized Approach	$163,848	$148,695
Advanced Approaches:
Credit Risk	$98,262	$95,490
Market Risk	4,226	4,020
Operational Risk	63,938	61,388
Total Advanced Approaches	$166,426	$160,898

Average assets for Tier 1 leverage ratio	$417,982	$334,869
Total leverage exposure for SLR	$304,823	$362,452
(a)    Reduced by deferred tax liabilities associated with intangible assets and tax deductible goodwill.

The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under U.S. capital rules.

Capital above thresholds at Dec. 31, 2020
(in millions)	Consolidated	(a)	The Bank of New York Mellon
CET1	$7,729		$13,324	(a)
Tier 1 capital	9,667		11,343	(a)
Total capital	7,824		8,979	(a)
Tier 1 leverage ratio	9,591		5,072	(b)
SLR	11,069		6,580	(b)
(a)    Based on minimum required standards, with applicable buffers.
(b)    Based on well capitalized standards.